OTHER EXPENSES	12 Months Ended
Dec. 31, 2023
OTHER EXPENSES
OTHER EXPENSES

22.OTHER EXPENSES

The following table sets out amounts recognized in the other expenses line item in the consolidated statements of income:

	Year Ended December 31,
	2023	2022
Loss on disposal of property, plant and mine development (Note 9)	$26,759	$8,754
Interest income	(7,959)	(9,820)
Temporary suspension and other costs due to COVID-19	—	11,275
Acquisition costs (Note 5)	21,503	95,035
Environmental remediation	2,712	10,417
Other costs	23,254	25,647
Total other expenses	$66,269	$141,308

During the year ended December 31, 2023, the Company incurred $18.4 million of transaction costs in connection with the Yamana Transaction (Note 5) and $3.1 million of transaction costs in connection with the acquisition of the San Nicolás project (Note 5). During the year ended December 31, 2022, the Company incurred $95.0 million of transaction and severance costs in connection with the Merger (Note 5).

In the year ended December 31, 2023, other costs comprised primarily of $15.3 million related to ore sorting projects and $5.8 million in payments to First Nations communities. In the year ended December 31, 2022, other costs comprised primarily of $6.7 million in write-offs of prepaid deposits and supplies, $6.5 million in losses incurred on an insurance claim related to a fire at Meadowbank, $3.5 million in legal claims and $2.3 million in property tax reassessments.